Label	Element	Value
DuPont Capital Emerging Markets Debt Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DuPont Capital Emerging Markets Debt Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FUNDVANTAGE TRUST

DuPont Capital Emerging Markets Fund

DuPont Capital Emerging Markets Debt Fund

(each a "Fund," and together, the "Funds")

Supplement dated June 15, 2020 to the Funds' Prospectus

dated September 1, 2019 (the "Prospectus")

2.	In the "Summary of Principal Risks" section for the DuPont Capital Emerging Markets Debt Fund on page 8 of the Prospectus, the paragraph entitled "Market Risk" is hereby deleted in its entirety and replaced with the following:

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties.  The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties.  The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses.

Supplement Closing [Text Block]	ck0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.